Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The accompanying consolidated financial statements include the results of FIHL and its subsidiaries and have been prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”) and include the results of Fidelis Insurance Holdings Limited and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.
Use of estimates, risks and uncertainties
Use of estimates, risks and uncertainties
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates reflected in the financial statements include:
•Written and earned premiums;
•Reserves for losses and loss adjustment expenses;
•Reinsurance balance recoverable on reserves for losses and loss adjustment expenses;
•Fair value measurements of fixed maturity investments, available-for-sale, and other investments; and
•Income tax expense.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash held in banks, money market funds and other short-term, highly liquid investments with original maturity dates of 90 days or less, provided they are not part of the investment portfolio. Cash equivalents are recorded at amortized cost, which approximates fair value due to the short-term, liquid nature of these securities.

Restricted cash and cash equivalents
Restricted cash and cash equivalents
Restricted cash and cash equivalents consist of cash held in segregated or trust accounts, which is unavailable for immediate use by the Group, primarily to provide collateral for letters of credit, reinsurance agreements, and to support the current value of any amounts that may be due to counterparties based on the value of underlying financial instruments. Restricted cash equivalents are recorded at amortized cost, which approximates fair value due to the short-term, liquid nature of these securities.

Investments
Investments
The Group currently classifies its fixed maturity securities and short-term investments as “available-for-sale” (‘AFS’) and, accordingly, they are carried at fair value with the changes in fair value recorded as an unrealized gain or loss component of accumulated other comprehensive income in shareholders’ equity.
Investments with a maturity from three months up to one year from date of purchase are classified as short-term investments.
For all fixed maturity securities, realized gains or losses are determined on the basis of the first-in, first-out method. Realized gains and losses on fixed maturity securities include allowances for expected credit losses. This allowance represents the difference between the security’s amortized cost and the amount expected to be collected over the security’s lifetime.
Unrealized gains and losses represent the difference between the cost, or the cost as adjusted by amortization of any difference between its cost and its redemption value (“amortized cost”), of the security and its fair value at the reporting date and are included within other comprehensive income for securities classified as available-for-sale.
The Group’s other investments consist of a portfolio of fixed income funds, hedge funds and private equity funds that is valued at fair value using net asset value per share as a practical expedient. These funds are not reflected within the fair value hierarchy disclosed in Note 5 (Fair Value Measurements). Prior to December 31, 2024, the Group also held an investment in the Wellington Opportunistic Fixed-Income Undertakings for the Collective Investment in Transferable Securities Fund that was carried at fair value. Realized and unrealized gains on other investments are included in net realized and unrealized investment gains and losses on the Consolidated Statements of Income.
Investment transactions are recorded on a trade date basis. Investments pending settlement include receivables and payables from unsettled trades with brokers. Receivables and payables from unsettled trades are carried at fair value based on quoted prices in active markets for identical assets or derived based on inputs that are observable. Receivables and payables from unsettled trades are classified within other assets and other liabilities, respectively, on the Consolidated Balance Sheets.
Net investment income
Net investment income
Net investment income includes amounts received and accrued in respect of periodic interest (“coupons”) payable to the Group by the issuer of fixed income securities and interest credited on cash and cash equivalents. It also includes amortization of premium and accretion of discount in respect of fixed income securities. Investment management, custody, and investment administration fees are charged against net investment income reported in the Consolidated Statements of Income.
The Group reports accrued investment income separately from investment balances and has elected not to measure an allowance for credit losses for accrued investment income. Any uncollectible accrued interest income is written off in the period it is deemed uncollectible.

Derivative assets and liabilities
Derivative assets and liabilities
All derivatives are recognized in the Consolidated Balance Sheets at fair value on a gross basis and not offset against any collateral pledged or received. Unrealized gains and losses resulting from changes in fair value are included in net realized and unrealized investment gains and losses or net foreign exchange gains and losses in the Consolidated Statements of Income. The Group’s derivative financial instrument assets are included in other assets and derivative financial instrument liabilities are included in other liabilities in the Consolidated Balance Sheets. None of the Group’s derivatives are designated as accounting hedges for financial reporting purposes. Pursuant to the International Swaps and Derivatives Association (“ISDA”) master agreements and other derivative agreements, the Group and its counterparties typically have the ability to settle on a net basis. In addition, in the event a party to one of the ISDA master agreements or other derivative agreements defaults, or a transaction is otherwise subject to termination, the non-
defaulting party generally has the right to set off against payments owed to the defaulting party or collateral held by the defaulting party.
The Group may enter into derivative transactions to manage foreign currency exchange risk, interest rate or duration risk, or other exposure risks. Derivative transactions typically include futures, options, swaps and forwards. Derivative assets represent financial contracts whereby, based upon the contract’s current fair value, the Group will be entitled to receive payments upon settlement. Derivative liabilities represent financial contracts whereby, based upon the contract’s current fair value, the Group will be obligated to make payments upon settlement.
The Group manages foreign currency exposure by substantively balancing assets with liabilities for certain major non-U.S. dollar currencies, or by entering into currency forward contracts. However, there is no guarantee that this will effectively mitigate exposure to foreign exchange gains and losses.
Where a contract includes an embedded derivative, the embedded derivative is recognized separately only if the contract is not recognized at fair value, or the economic characteristics and risks of the embedded derivative are not clearly and closely related to those of the host contract.

Premiums and acquisition costs
Premiums and acquisition costs
Premiums written are recorded on inception of the policy. Premiums written include estimates based on information received from insureds, brokers and cedants, and any subsequent differences arising on such estimates are recorded as premiums written in the period they are determined. Premiums written are earned on a basis consistent with risks covered over the period the coverage is provided. The portion of the premiums written applicable to the unexpired terms of the underlying contracts and policies is recorded as unearned premium.
Reinstatement premiums are recognized as written and earned after the occurrence of a loss and are recorded in accordance with the contract terms based upon management’s estimate of losses and loss adjustment expenses.
Policy acquisition expenses are directly related to the acquisition of insurance premiums and are deferred and amortized over the related policy period in line with earned premium. The Group only defers acquisition costs incurred that are directly related to the successful acquisition of new or renewal insurance contracts, including commissions to agents, including The Fidelis Partnership, brokers and premium taxes. All other acquisition related expenses including indirect costs are expensed as incurred. To the extent that future policy revenues on existing policies are not adequate to cover related costs and expenses, deferred policy acquisition costs are charged to earnings.
The Group evaluates premium deficiency and the recoverability of deferred acquisition costs by determining if the sum of future earned premiums and anticipated investment return is greater than expected future losses and loss adjustment expenses and policy acquisition expenses.

Premiums receivable
Premiums receivable
Premiums receivable includes amounts receivable from insureds, net of brokerage costs, which represent premiums that are both currently due and amounts not yet due on insurance and reinsurance policies. Premiums for insurance and reinsurance policies generally become due over the period of coverage based on the policy terms. Contract periods can be several years in length with premiums received in annual or quarterly installments.
The Group monitors the credit risk associated with premiums receivable, taking into consideration the fact that in certain instances credit risk may be reduced by the Group’s right to offset loss obligations against premiums receivable, and contracts are generally cancellable for non-payment. The Group establishes an allowance for expected credit losses based upon an aged analysis of amounts due, historical write-offs, current economic conditions and expectations of future economic conditions. Further details are set out at Note 10 (Reinsurance and Retrocessional Reinsurance). Changes in the estimate of (re)insurance premiums written will also result in an adjustment to premiums receivable in the period they are determined.

Reinsurance and retrocession and Reinsurance balances recoverable
Reinsurance and retrocession
The Group seeks to reduce the risk of net losses on business written by reinsuring certain risks and exposures with other reinsurers. Ceded reinsurance contracts do not relieve the Group of its primary obligation to insureds. Ceded premiums are recognized when the coverage period incepts and are expensed over the contract period in proportion to the coverage period or, when the coverage period does not align to the risk exposure, in proportion to the underlying risk exposure. Premiums relating to the unexpired portion of reinsurance ceded are recorded as deferred reinsurance premiums.
Commissions on ceded business are deferred and amortized over the period in which the related ceded premium is recognized. The deferred balance is recorded within deferred policy acquisition costs on the Consolidated Balance Sheets and the amortization is recognized within policy acquisition expenses in the Consolidated Statements of Income.
Reinsurance balances recoverable
Amounts recoverable from reinsurers are estimated based on the terms and conditions of the reinsurance contracts in a manner consistent with the underlying liability reinsured. The Group evaluates the financial condition of its reinsurers and monitors concentration of credit risk to minimize its exposure to significant losses from individual reinsurers. The ceding of insurance does not legally discharge the Group from its primary liability for the full amount of the policies, and the Group will be required to pay the loss and bear collection risk if the reinsurer fails to meet its obligations under the reinsurance or retrocessional agreement. To further reduce credit exposure on reinsurance recoverables, the Group has received collateral, including letters of credit and trust accounts, from certain reinsurers. Collateral related to these reinsurance agreements is available, without restriction, when the Group pays losses covered by the reinsurance agreements.
An allowance is established for credit losses expected to be incurred over the life of the reinsurance recoverable, which is recorded net of this allowance. To determine the allowance for expected credit losses, the probability of default is calculated based on the reinsurer credit ratings and default factors developed by a major rating agency. The allowance is charged to net income in the period the recoverable is recorded and revised in subsequent periods to reflect changes in the Group’s estimate of expected credit losses. Further details are set out at Note 10 (Reinsurance and Retrocessional Reinsurance).

Losses and loss adjustment expenses
Losses and loss adjustment expenses
The liability for losses and loss adjustment expenses includes reserves for unpaid reported losses and for losses incurred but not reported (“IBNR”). These estimates are reported net of amounts estimated to be recoverable from salvage, subrogation and other recoveries. The reserve for losses and loss adjustment expenses is established by management based on reports from insureds, brokers, and ceding companies and the application of generally accepted actuarial techniques, including the output from catastrophe and probabilistic models, and represents the estimated ultimate cost of events or conditions that have been reported to or specifically identified by the Group as incurred.
The Group estimates ultimate losses using various actuarial methods as well as the Group’s own loss experience, historical insurance industry loss experience, estimates of pricing adequacy trends and management’s professional judgement. The estimated cost of claims includes expenses to be incurred in settling claims.
The estimation of losses and loss adjustment expense reserves is based on various complex and subjective judgments, as described in Note 9 (Reserves for Losses and Loss Adjustment Expenses). Ultimate losses and loss adjustment expenses may differ materially from the amount recorded in the financial statements. These estimates are reviewed regularly and as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments, if any, are recorded in losses and loss adjustment expenses in the periods in which they are determined.

Long term debt
Long term debt
Debt is initially measured at fair value less issuance costs incurred and subsequently held at amortized cost. Interest expense is recognized over the term of the notes using the effective interest method.

Leases
Leases
The Group assesses whether a contract contains a lease at the inception of the contract, determining at that point whether any leases identified are operating leases or finance leases. The Group does not currently have any finance leases.
For operating leases with a lease term in excess of 12 months, a lease liability and corresponding operating right-of-use asset is recognized. The lease liability takes into account any renewal options that are deemed to be reasonably certain and is discounted using the Group’s incremental borrowing rate, where the rate implicit in the lease is not available.
The unwinding of the discount is recognized in general and administrative expenses. The operating right-of-use asset is amortized straight line over the term of the lease and recognized in general and administrative expenses in the Consolidated Statements of Income.

Corporate and other expenses
Corporate and other expenses
Corporate and other expenses include reorganization expenses and other one-off expenses. Corporate and other expenses have been separated from general and administrative costs to separately show these costs from the administrative costs associated with running the day-to-day activities of the Group.

Income taxes
Income taxes
Income taxes have been provided for those operations that are subject to income taxes based on tax laws and rates enacted in those jurisdictions. Current and deferred taxes are charged or credited to income tax expense.
Deferred tax assets and liabilities result from temporary differences between the amounts recorded in the consolidated financial statements and the tax basis of the Group’s assets and liabilities. The effect on deferred tax assets and liabilities of a change in tax law or rates is recognized in income tax expense in the Consolidated Statements of Income in the period that includes the enactment date.
A valuation allowance is provided to reduce deferred tax assets to the amount management deem more likely than not to be realized.
The Group recognizes the benefit from a tax position taken or expected to be taken in income tax returns only if it is more likely than not that the tax position will be sustained upon examination by taxing authorities, based on the technical merits of the position. Tax positions that meet the more likely than not threshold are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement. The Group recognizes interest and penalties related to income taxes in income tax expense.

Share compensation
Share compensation
The Group issues share-based compensation awards to employees with: (i) a service condition (ii) a service and performance condition, and (iii) a market condition. The fair value of all awards is measured at the grant date, and the awards expensed ratably over the service period. Forfeitures are recognized as they occur.
Share-based compensation awards that contain only service conditions, and awards that contain both service and performance conditions, are all valued using the market value of the FIHL common shares. For awards that contain both a service and performance condition, the Group recognizes compensation expense only for the portion of the award that is considered probable of vesting. The probability of share-based awards vesting is evaluated at each reporting period.
For awards with a market condition, they are valued using Monte Carlo simulation with inputs that include the grant date share price, estimated volatility, and risk-free interest rates.
Prior to January 3, 2023 the Group issued warrants to purchase common shares. The warrants contained a combination of service and performance conditions and were valued at the grant date using the Black-Scholes option-pricing model. Share compensation expense for warrants considered probable of vesting was expensed over the vesting period on a graded vesting basis.
Foreign exchange
Foreign exchange
The functional currency of the Group and its subsidiaries is U.S. dollar. Transactions in foreign currencies are translated in U.S. dollars at the exchange rate in effect on the transaction date. Monetary assets and liabilities in foreign currencies are re-measured at the exchange rates in effect at the reporting date. Foreign exchange gains and losses are included in the Consolidated Statements of Income. Non-monetary assets and liabilities are remeasured to the functional currency at historic exchange rates.
Prior to the Separation Transactions, certain subsidiaries had a non-U.S. dollar functional currency. In translating the financial results of those entities whose functional currency was other than the U.S. Dollar reporting currency, assets and liabilities were converted into U.S. Dollars using the rates of exchange in effect at the reporting date, and revenues and expenses were converted using the average foreign exchange rates for the period. The effect of translation adjustments was reported in the Consolidated Balance Sheets and Consolidated Statements of Changes in Shareholders’ Equity as a foreign currency translation adjustment, a separate component of Accumulated Other Comprehensive Income.

Comprehensive income
Comprehensive income
Comprehensive income represents all changes in equity that result from recognized transactions and other economic events during the period. Other comprehensive income refers to revenues, expenses, gains and losses that under U.S. GAAP are included in comprehensive income but excluded from net income, such as unrealized gains or losses on available-for-sale investments and foreign currency translation adjustments.

Reclassification
Reclassification
Certain amounts in the prior period financial statements have been reclassified to conform to the presentation of the current period financial statements. These reclassifications had no impact on the previously reported net income or shareholders’ equity.

Recent accounting pronouncements
Recent accounting pronouncements
Accounting standards recently adopted
The Group adopted ASU 2023-09 “Improvements to Income Tax Disclosures” in the year ended December 31, 2025. This guidance improves the transparency of income tax disclosures by requiring consistent categories and disaggregation of information in the effective income tax rate reconciliation as well as information on income taxes paid. The Group has applied ASU 2023-09 retrospectively by providing the required disclosures for all periods presented. The ASU impacted our disclosures in Note 18 (Income Taxes), but had no impact on our results of operations, cash flows, and financial condition.
Accounting standards not yet adopted
In November 2024, the FASB issued ASU 2024-03 "Disaggregation of Income Statement Expenses," which requires entities to disaggregate certain income statement expenses into more detailed components to enhance transparency and usefulness of financial information. This ASU mandates the separate disclosure of specific expense categories, such as employee compensation, depreciation, and amortization in the footnotes. The effective date for ASU 2024-03 is for fiscal years beginning after December 15, 2026, with early adoption permitted. The Group is currently evaluating the impact of adoption on the disclosures within its consolidated financial statements.